Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 3,670,784	¥ 3,740,486
Installment loans		3,670,784	3,740,486
Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		47,956	48,566
Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		203,890	255,309
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	12,351	13,218
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		2,211,276	2,098,400
Japan | Consumer borrowers | Consumer - Real Estate Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,995,031	1,842,131
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		188,547	223,651
Japan | Consumer borrowers | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		27,698	32,618
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		530,892	604,859
Japan | Corporate borrowers | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		279,046	300,984
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		916,265	1,024,009
Overseas | Overseas Real estate companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		197,074	250,195
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		113,129	83,515
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 606,062	¥ 690,299

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely. Due to the adoption of the credit losses standards, allowance of ¥176,714 million was recorded as credit loss gross-up treatment for purchased loans on April 1, 2020, and the same amount has been charged-off.